Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost	6 Months Ended
Sep. 30, 2022 shares
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes	384,522
Issuance costs and debt discount [Member]
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes	311,642
Convertible note interest [Member]
Convertible Notes (Details) - Schedule of amortization of issuance cost, debt discount and interest cost [Line Items]
Convertible Notes	72,880